INTANGIBLES - Intangible Assets by Location (Details) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Intangible assets with indefinite useful life	R$ 6,163.1	R$ 6,329.0
Intangible assets in Argentina [member]
IfrsStatementLineItems [Line Items]
Intangible assets with indefinite useful life	2,019.2	1,917.1
Intangible assets in Bolivia [member]
IfrsStatementLineItems [Line Items]
Intangible assets with indefinite useful life	894.5	956.7
Intangible assets in Canada [member]
IfrsStatementLineItems [Line Items]
Intangible assets with indefinite useful life	206.4	235.2
Intangible assets in Chile [member]
IfrsStatementLineItems [Line Items]
Intangible assets with indefinite useful life	78.5	84.8
Intangible assets in Luxembourg [member]
IfrsStatementLineItems [Line Items]
Intangible assets with indefinite useful life	339.6	339.6
Intangible assets in Paraguay [member]
IfrsStatementLineItems [Line Items]
Intangible assets with indefinite useful life	542.7	616.3
Intangible assets in the Dominican Republic [member]
IfrsStatementLineItems [Line Items]
Intangible assets with indefinite useful life	1,593.0	1,670.4
Intangible assets in Panama [member]
IfrsStatementLineItems [Line Items]
Intangible assets with indefinite useful life	358.8	383.8
Intangible assets in Uruaguay [member]
IfrsStatementLineItems [Line Items]
Intangible assets with indefinite useful life	R$ 130.4	R$ 125.1